RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2024
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	Accounting Standards Recently Adopted or Issued
Standards Adopted in 2024

In March, 2023, the FASB issued ASU No. 2023-02, Investments—Equity Method and Joint Ventures (Topic 323): Accounting
for Investments in Tax Credit Structures Using the Proportional Amortization Method, that is intended to improve the accounting and disclosures for investments in tax credit structures. The ASU is a ratification of the FASB’s EITF consensus that was issued in December, 2022. The ASU allows reporting entities to elect to account for qualifying tax equity investments using the proportional amortization method, if certain conditions are met, regardless of the program giving rise to the related income tax credits.

The amendments became effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. First Financial adopted this standard on a modified retrospective basis, resulting in the Company recording a net increase to retained earnings of $0.6 million as of January 1, 2024 for the cumulative effect of adopting this guidance.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments are intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The ASU applies to all public entities that are required to report segment information in accordance with ASC 280. The amendments in ASU 2023-07 are effective for all public entities for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The adoption of this standard resulted in amended disclosures in the Company's Consolidated Financial Statements, but did not impact the Company's results of operations.
Standards Adopted in 2023

In March, 2022, the FASB issued ASU 2022-02 - Financial Instruments—Credit Losses (Topic 326): Troubled Debt
Restructurings and Vintage Disclosures. This standard eliminates the accounting guidance on TDRs for creditors in ASC
310-40 and amends the guidance on “vintage disclosures” to require disclosure of current period gross write-offs by year of origination. The ASU also updates the requirements related to accounting for credit losses under ASC 326 and adds enhanced disclosures for creditors with respect to loan refinancings and restructurings for borrowers experiencing financial difficulty.
The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for any entities that have adopted ASU 2016-13 - Financial Instruments - Credit Losses (Topic 326):
Measurement of Credit Losses on Financial Instruments. The adoption of this standard resulted in additional disclosures in the
Company's Consolidated Financial Statements, but did not materially impact the Company's results of operations.

Standards Issued But Not Yet Adopted

In December, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. These amendments require public business entities on an annual basis to disclose additional information in specified categories with respect to the reconciliation of the effective tax rate to the statutory rate for federal, state, and foreign income taxes. It also requires greater detail about individual reconciling items in the rate reconciliation to the extent the impact of those items exceeds a quantitative threshold. Additionally, the ASU requires information pertaining to taxes paid (net of refunds received) to be disaggregated for federal, state, and foreign taxes and further disaggregated for specific jurisdictions to the extent the related amounts are equal to or greater than 5 percent of total income taxes paid (net of refunds received). The amendments in this ASU are effective for annual periods beginning after December 15, 2024. The standard is to be be applied prospectively, but entities have the option to apply it retrospectively for each period presented. The adoption of this standard will likely result in additional disclosures in the Company's Consolidated Financial Statements, but it is not expected to materially impact the Company's results of operations.